Note 18 - Inventories	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of inventories [text block]
18.	INVENTORIES

	2017	2016

Finished goods	1,528.4	1,445.5
Work in progress	309.6	328.5
Raw material	1,816.3	1,962.7
Consumables	77.3	50.0
Spare parts and other	476.9	447.2
Prepayments	210.9	234.5
Impairment losses	(100.4)	(121.3)
	4,319.0	4,347.1

Write-offs/losses on inventories recognized in the income statement amounted to
R$73.2
in
2017
(
R$114.4
in
2016
).